BUSINESS COMBINATION (Tables)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311

Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expense	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410

Net identifiable assets acquired	15,321,901

Goodwill	27,588,883
Net assets acquired	$42,910,784

Business Acquisition, Pro Forma Information [Table Text Block]

	Year Ended June 30,
	2010	2011
	(Unaudited)	(Unaudited)

Total revenues	$199,341,604	$295,966,559
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	33,225,194	48,967,621

Net income per ordinary share:
Basic	0.65	0.90
Diluted	$0.64	$0.89